SCHEDULE OF RETENTION RECEIVABLES NON CURRENT (Details) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Retention Receivables- Non-current
Beginning balance	$ 446,651	$ 41,557
Additions from condition rights to consideration	342,698	405,094
Less: retention released	(296,202)
Less: allowance for expected credit loss	(29,077)	(14,022)
Ending balance	$ 464,070	$ 432,629